ACQUISITIONS AND DIVESTITURES - INDIGO ASSET ACQUISITION (Details) - INDIGO ASSET ACQUISITION $ in Thousands	May 19, 2021 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 117,352
Transaction costs	$ 473